Schedule of cash and cash equivalents (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash on hand	$ 2	₨ 125	₨ 255	₨ 472
Credit card collection in hand	2,521	207,235	167,837	76,193
Balances with bank		296,241	632,190
Total	$ 6,128	₨ 503,601	₨ 800,282	₨ 1,711,589